UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1548

                           Armstrong Associates, Inc.
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               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201

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                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201

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                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: December 31, 2004

ITEM 1.     REPORT TO SHAREHOLDERS


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SHAREHOLDERS REPORT                                            December 31, 2004

                                [Graphic Omitted]
                           armstrong associates inc.
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TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

The total net asset value of Armstrong Associates was $16,995,426 at the end of the 2004 calendar year and it's per share price was $12.17. Not reflected in the end of year price, a long term capital gain distribution of $0.63 per share was made in December. The total investment return for the calendar year, including the reinvestment the capital gain distribution, was +8.0%.

The broad market indexes generally moved in a declining wavelike trading pattern through the first eight months of the calendar year and then recovered during the fourth quarter, ending in positive territory for the year. For the year, small-cap indexes tended to outperform large-cap indexes and value trumped growth based on the S&P/BARRA Indexes which showed +15.71% for the Value Index +6.13% for the Growth Index. For comparative purposes, the capitalization-weighted Standard & Poor's 500 Index returned +10.88% for the year while the price-weighted Dow Jones Industrials had a return of +5.52%.

Within the fairly narrow trading ranges of the major market indices, the prices of individual issues could be quite volatile. It was not uncommon for a stock to suffer a sharp decline in reaction to only slightly disappointing news. Fortunately, in most cases where the stocks in Armstrong's portfolio were affected, most of the stocks that were hit also showed the ability to recover quickly once the news was disseminated and analyzed. Within this environment, Armstrong's most profitable investments for the year included Black Decker, Royal Caribbean, UTI Worldwide, Waste Connections, Pentair and Dell. On the losing side, Pfizer, Intel and Clear Channel were among the most disappointing.

Looking ahead into the 2005-2006 period, terrorists, in general, and Iraq, in particular, lead our list of the uncertainties that could have the biggest impact on equity markets. These concerns are followed by questions concerning interest rate trends and energy prices.

The Iraqi elections and other recent developments in the Middle East (Palestine/Israel, Jordan/Syria) give us a fragile hope of a more favorable stream of news from that region over the next year which we would consider positive. Short term interest rates have moved up recently on the actions of the Federal Reserve and probably have further to go; however, increases in the interest rates of longer term debt has so far been restrained. We believe ample liquidity and strong investment demand for quality bond investments should continue to help restrict the magnitude of future increases in the longer term range, resulting in a flatter yield curve than seen during 2004. Energy prices continue near their highs and certainly are a problem. As a positive note, the U.S. economy seems to be handling the high price levels much better than was the case during the energy crisis the 1970's. Also, improvement in the outlook for the international scene could be expected to result in lower energy prices.

Bottom line, we continue to look for investments that offer growth potential that are selling at what we believe to be relatively attractive prices. We are also trying to use market price volatility to our advantage in acquiring new investment opportunities.

Please call or write if you have any questions concerning your Armstrong investment.

Sincerely,


/s/ C. K. Lawson
C. K. Lawson
President

February, 18, 2005

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

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INVESTMENT PORTFOLIO AS OF DECEMBER 31, 2004

------------------------------------------------------------------------------------------
No. of
shares     Industry & Issue                             Cost     Market value  % of assets
------------------------------------------------------------------------------------------
        Aerospace (4.0%)
 5,000    The Boeing Company                           293,580    $   258,850     1.5%
 4,000    United Technologies Corporation              254,750        413,400     2.4

        Broadcasting, Media & Advertising (7.9%)
 6,000    Clear Channel Communication                  267,650        200,940     1.2
 5,000    Omnicom Corporation                          275,750        421,600     2.5
13,000    Spanish Broadcasting                         120,290        137,280     0.8
30,000    Time Warner, Inc.                            208,193        583,200     3.4

        Chemical Products & Related (8.4%)
15,000    Avery Dennison Corporation                   211,200        899,700     5.3
12,000    Praxair, Inc                                 212,890        529,800     3.1

        Communications & Related (2.9%)
24,000    Corning, Inc                                 131,044        282,480     1.7
25,000    Tellabs, Inc                                 205,750        214,750     1.3

        Computer, Software & Related (12.4%)
 8,000    Dell Computer                                232,103        337,120     2.0
10,000    Intel Corporation                            169,100        233,900     1.4
 6,000    Intuit, Inc.                                 268,337        264,060     1.6
48,000    Oracle Systems Corporation                    75,279        658,560     3.9
10,000    Microsoft, Inc.                              267,700        267,200     1.6
 5,000    UTI Worldwide                                157,229        340,100     2.0

        Consumer Products (10.8%)
 6,000    Amazon.Com, Inc.                             268,996        265,740     1.6
 7,232    The Gillette Company                         166,636        323,849     1.9
 6,000    Kimberly Clark Corporation                   227,121        394,860     2.3
16,000    Wal-Mart Stores, Inc                         196,800        845,120     5.0

        Environmental Services (6.0%)
 7,000    Pentair, Inc                                 231,133        304,920     1.8
12,000    Waste Connection                             241,040        411,000     2.4
10,000    Waste Management, Inc                        309,300        299,400     1.8

        Financial & Related (2.2%)
 8,000    Bank of America Corporation                  240,350        375,920     2.2

        Food & Beverages (6.1%)
20,000    Pepsico, Inc                                 116,802      1,044,000     6.1

        Leisure Time (2.6%)
 8,000    Royal Caribbean Cruises, Ltd                 203,564        436,080     2.6

        Medical & Related (15.5%)
20,000    Abbott Laboratories                          114,024        933,000     5.5
 6,000    AMGEN, Inc                                   243,090        384,900     2.3
20,000    Medtronics, Inc                              190,438        993,400     5.8
12,284    Pfizer, Inc                                  170,000        330,317     1.9

        Office Supplies & Equipment (3.7%)
10,500    Iron Mountain                                265,081        320,145     1.9
 9,000    Staples, Inc                                 175,875        303,390     1.8

        Restaurants (2.9%)
14,000    Brinker International                        260,961        490,980     2.9

CASH, SHORT TERM DEBT AND RECEIVABLES
LESS LIABILITIES                                     2,438,993      2,495,465    14.7
------------------------------------------------   -----------    -----------   -----
Total Net Assets                                   $ 9,411,049    $16,995,426   100.0%
================================================   ===========    ===========   =====

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

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
STATEMENT OF NET ASSETS FOR DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------
Assets
Investment in securities at market value                                                  $16,938,954
Cash held by custodian                                                                         47,528
Prepaid expenses                                                                                1,445
Interest receivable                                                                             5,531
Dividends receivable                                                                            8,940
Receivable for fund shares purchased                                                            1,757
Receivable for sale of portfolio                                                                   --
------------------------------------------------------------------------------------      -----------
   Total Assets                                                                           $17,004,155

Liabilities
Accounts payable and accrued expenses                                                           8,729
Payable for fund shares redeemed                                                                   --
Payable for purchase of securities                                                                 --
------------------------------------------------------------------------------------      -----------
   Total Liabilities                                                                      $     8,729
------------------------------------------------------------------------------------      -----------
Total net assets -- equivalent to $12.17 per share with 1,397,041 shares outstanding      $16,995,426
====================================================================================      ===========

----------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS -- 6 MONTHS ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------
Operations:
   Net investment income                                                                 $    19,749
   Net realized gains from security transactions                                             633,894
   Increase in unrealized appreciation of investments                                        153,824
------------------------------------------------------------------------------------     -----------
      Net increase in net assets resulting from operations                               $   807,467

Distributions to shareholders
   Dividends paid from net investment income                                                      --
   Distributions from net realized gains                                                     844,770
------------------------------------------------------------------------------------     -----------
                                                                                             844,770
------------------------------------------------------------------------------------     -----------
Capital share transactions
   Net proceeds from sale of capital stock                                                   273,737
   Net asset value of shares issued to shareholders in reinvestment of net
     investment income and net realized gains on security transactions                       815,809
------------------------------------------------------------------------------------     -----------
                                                                                           1,089,546
   Less cost of shares repurchased                                                           283,970
------------------------------------------------------------------------------------     -----------
                                                                                             805,576
------------------------------------------------------------------------------------     -----------
      Net increase in net assets                                                             768,273
------------------------------------------------------------------------------------     -----------
Net assets:
   Beginning of period                                                                    16,227,155
------------------------------------------------------------------------------------     -----------
   End of period                                                                         $16,995,426
====================================================================================     ===========

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

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
---------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS--6 MONTHS ENDED DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------
Investment Income
   Income:
      Dividends                                                                          $  104,513
      Interest                                                                               16,604
---------------------------------------------------------------------------              ----------
          Total income                                                                      121,117
---------------------------------------------------------------------------              ----------
   Operating expenses:
      Advisory and management fees                                             65,472
      Administrative fees                                                       7,642
      Custodian fees                                                            3,710
      Transfer agent fees                                                       4,707
      Registration fees, licenses and other                                       938
      Legal fees                                                                  499
      Accounting fees                                                           8,338
      Director's fees                                                           4,428
      Reports and notices to shareholders                                       4,737
      Insurance                                                                   900       101,369
---------------------------------------------------------------------------    ------    ----------
          Net investment income                                                              19,749
---------------------------------------------------------------------------              ----------
Realized and unrealized gains and losses on investments
   Realized gains from security transactions
    (excluding short-term obligations)
      Proceeds from sales                                                                   864,108
      Cost of securities sold                                                               230,213
---------------------------------------------------------------------------              ----------
          Net realized gains from security transactions                                     633,894
---------------------------------------------------------------------------              ----------
   Unrealized appreciation (depreciation) of investments
      Beginning of period                                                                 7,374,071
      End of period                                                                       7,527,895
---------------------------------------------------------------------------              ----------
          Increase/decrease in unrealized appreciation                                      153,824
---------------------------------------------------------------------------              ----------
          Net realized and unrealized gain on investments                                $  787,719
---------------------------------------------------------------------------              ----------
          Net increase in net assets from operations                                     $  807,467
===========================================================================              ==========

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

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OFFICERS AND DIRECTORS
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C.K. Lawson                             R.H. Stewart Mitchell
President, Treasurer and Director       Director
                                        Private Investor
Candace L. Bossay
Vice President and Secretary            Cruger S. Ragland
                                        Director
Eugene P. Frenkel, M.D.                 Retired President,
Director                                Ragland Insurance Agency, Inc.
Professor of Internal
Medicine and Radiology                  Ann D. Reed
Southwestern Medical School             Director
                                        Private Investor
Douglas W. Maclay
Director
President,
Maclay Properties Company

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Custodian                               Auditors
Union Bank of California, N.A.          Grant Thornton, LLP
San Francisco, California               Dallas, Texas

Transfer Agent                          Investment Advisor
Portfolios, Inc.                        Portfolios, Inc.
Dallas, Texas                           Dallas, Texas

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This report is unaudited and is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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Proxy Voting Information

Shareholders can obtain a free copy of Armstrong's proxy voting policies and procedures and voting record over the most recent 12 months ending June 30 upon request to: Armstrong Associates, Inc. 750 N. St. Paul St., Ste. 1300, Dallas, Texas 75201, (214) 720-9101, or at the SEC's website, www.sec.gov.

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Armstrong's Portfolio Information

Armstrong files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available on the SEC's website at http://www.sec.gov. In addition the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                     [LOGO]

                            armstrong associates inc.

                      750 N. St. Paul, Suite 1300, L.B. 13
                               Dallas, Texas 75201
                                 (214) 720-9101
                              FAX: (214) 871-8948
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ABOUT YOUR FUND'S EXPENSES
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As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Example

The Example is based on an investment of $1,000 invested at the beginning of the Fund's fiscal year on June 30, 2004 and held through December 31, 2004, the six months covered by this semiannual report.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $11,200 account value divided by $1,000 = 11.2), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purpose

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expense, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate that actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with 5% hypothetical examples that appear in the shareholder reports of the funds. You may want to add other fees that are not included in the expenses shown in the table such as IRA fees and charges for extra services such as bank wires.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (Note that there are no transaction costs associated with Armstrong Associates shares transactions). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                        Beginning               Ending
                                      Account Value           Account Value       Expenses Paid
                                      June 30, 2004          December 31, 2004    During Period*
------------------------------------------------------------------------------------------------
Actual                                 $ 1,000.00              $ 1,049.87            $  6.41
Hypothetical                           $ 1,000.00              $ 1,018.67            $  6.33
(5% return before expenses)
------------------------------------------------------------------------------------------------

*Expenses are equal to Armstrong Associates annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 days.

--------------------------------------------------------------------------------

ITEM 2.     NOT APPLICABLE.

ITEM 3.     NOT APPLICABLE.

ITEM 4.     NOT APPLICABLE.

ITEM 5.     NOT APPLICABLE.

ITEM 6.     INCLUDED IN ITEM 1 OF THIS FORM.

ITEM 7.     NOT APPLICABLE.

ITEM 8.     NOT APPLICABLE.

ITEM 9.     NOT APPLICABLE.

ITEM 10.    CONTROLS AND PROCEDURES.

            (a) Based on review and evaluation, the Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within the 90 day period proceeding the filing date of this document.

            (b) There were no significant changes in the Registrant's internal controls or in other factors that could materially affect these controls over financial reporting (as defined by Rule 30a-3(d) of the 1940 Act) within the period from December 31, 2003, through June 30, 2004, and, subsequently, up to the date of this filing, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.    EXHIBITS.

            (a)(1) Code of Ethics - not applicable at this time.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley
                   Act of 2002 are attached hereto.

            (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

March 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

March 2, 2005